Stockholders' equity (Details) (USD $)	12 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 WSATOG [Member]	Dec. 31, 2013 Midtown Holdings [Member]	Dec. 31, 2013 Pre-Merger [Member] Initial Stockholders [Member]	Dec. 31, 2013 Post Merger [Member] Initial Stockholders [Member]	Oct. 16, 2013 One Group [Member]	Dec. 31, 2013 Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	75,000,000	75,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares outstanding	24,946,739	11,631,400			12,500,000	9,125,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding	0	0
Number of shares exchanged for warrants exercised							5,750,000
Exercise price of warrants							5.00
Minimum price per share per agreement							$ 6.25
Issuance of restricted stock, shares								59,000
Common stock forfeited					3,375,000
Shares issued in merger								11,631,400
Shares issued to CEO and director as a control premium							1,000,000	1,000,000
Total merger consideration, shares								12,631,400
Escrow shares							2,000,000	2,000,000
Equity offering, shares							3,131,339	3,131,339
Proceeds from private placement							$ 15,656,695	$ 15,656,695
Shares issued price per share							$ 5.00	$ 5.00
Purchase price for additional interest			1,800,000	3,834,000
Addtitional ownership interest purchased			40.00%	27.00%
Purchase of minority interest	5,662,000
Ownership percentage			100.00%	100.00%
Professional Fees	$ 28,000